Goodwill and Intangible Assets	12 Months Ended
Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill for fiscal 2012 and 2013 were as follows:

(Dollars in Millions)	Medical Devices	Pharmaceuticals	U.S. Medical Supplies	Total
Goodwill at September 30, 2011	$6,812	$508	$363	$7,683
Acquisitions (note 3)	872	—	—	872
Currency translation	(13)	—	—	(13)
Goodwill at September 28, 2012	7,671	508	363	8,542
Acquisitions (note 3)	147	24	—	171
Currency translation and other	(9)	—	—	(9)
Transfer of goodwill to Mallinckrodt	—	(532)	—	(532)
Goodwill at September 27, 2013	$7,809	$—	$363	$8,172

The gross carrying amount and accumulated amortization of intangible assets at the end of fiscal 2013 and 2012 were as follows:

	2013		2012
(Dollars in Millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Completed technology	$2,229	$890	$2,577	$906
Customer relationships	959	213	960	155
Other	161	86	345	149
Total	$3,349	$1,189	$3,882	$1,210
Non-Amortizable:
Trademarks	$322		$354
In-process research and development	205		59
Total	$527		$413

Gross amortizable intangible assets, accumulated amortization and indefinite-lived intangible assets of $648 million, $271 million and $54 million, respectively, were transferred to Mallinckrodt in connection with the 2013 separation. Intangible asset amortization expense from continuing operations for fiscal 2013, 2012 and 2011 was $222 million, $197 million and $175 million, respectively. Amortization expense associated with the intangible assets included on the Company’s balance sheet as of September 27, 2013 is expected to be as follows:

(Dollars in Millions)
Fiscal 2014	$223
Fiscal 2015	222
Fiscal 2016	216
Fiscal 2017	213
Fiscal 2018	209